Lease (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Supplemental Cash Flow Information Relating to Operating Lease	Supplemental cash flow information related to operating leases was as follows:

	For the year ended December 31,
	2019	2018
Cash payments for operating leases	$807	$—
Right-of-use asset obtained in exchange for operating lease liabilities	135	—

Schedule of Future Lease Payments under Operating Leases

Future lease payments under operating leases as of December 31, 2019 were as follows:

2020	$832
2021	806
2022	777
2023	774
2024	680
Thereafter	4,410
Total future lease payments	8,279
Less: Imputed interest	1,985
Total lease liability balance	$6,294